SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 08, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk, Percentage						10.00%
Finite-Lived Intangible Assets, Amortization Expense, Year One to Five		$ 589,400		$ 589,400		$ 115,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		2,517,700		2,517,700		480,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns				14,000		$ 26,000
Deferred financing costs		$ 134,763		$ 134,763
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)		55,076,819	30,429,832	50,486,501	28,765,696	30,148,524	20,391,511
BASIC LOSS AND DILUTED LOSS PER SHARE		$ (0.02)	$ (0.04)	$ (0.06)	$ (0.13)	$ (.16)	$ (.19)
Stock Units [Member]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)		12,623,768	6,046,346	11,045,746	5,172,283
Stock Units [Member] | Scenario, Previously Reported [Member]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)		42,453,051	24,383,486	39,440,755	23,593,413
Stock Units [Member] | Restatement Adjustment [Member]
BASIC LOSS AND DILUTED LOSS PER SHARE			$ 0.02		$ 0.01
Sothema [Member]
License fee received	$ 36,500					$ 200,000
Walmart[Member]
License fee received	$ 11,000
Customer 1 [Member]
Concentration Risk, Percentage				22.00%	36.00%
Risk, receivables				31.00%
Customer 2 [Member]
Concentration Risk, Percentage				11.00%	0.00%
Risk, receivables				1.00%
Customer 3 [Member]
Concentration Risk, Percentage				10.00%	0.00%
Risk, receivables				0.00%
Customer 4 [Member]
Concentration Risk, Percentage					13.00%